The Conestoga Small Cap Fund



                                   Managed by
                           Conestoga Capital Advisors

                      About Conestoga Capital Advisors, LLC


o Based in the Philadelphia suburb of Radnor, PA, Conestoga Capital Advisors, LLC is an investment advisory firm specializing in the management of small cap equities.

o     Our assets under management currently approximate $210 million.

o     Conestoga is an independent firm, with employee ownership at 100%.

                      Conestoga's Mission, Vision & Values

      o Our Mission is to consistently produce superior long-term investment returns by following a "growth at a reasonable price" valuation methodology.

      o Our Vision is to be a highly regarded investment advisor, meeting or exceeding our clients' objectives.

      o Our Values are guided by the highest personal and ethical standards. We are committed to superior client service.

                       About The Conestoga Small Cap Fund


   The Conestoga Small Cap Fund provides investors with access to Conestoga's expertise in small cap management.

      o The Fund is committed to the small cap sector, defined as companies having market capitalizations of more than $100 million and less than $2 billion.

      o The Fund's style is best described as small cap conservative growth, employing a "growth at a reasonable price" valuation methodology.

      o Conestoga Capital Advisors utilizes a fundamental, bottom-up research approach for the Fund and employs a fully invested, buy and hold management style.

                            Why Invest in Small Caps?

[object omitted]

[Ibbotson Associates]

[Stocks, Bonds, Bills, and Inflation
Year-end 1925-2003]


                                        $ 1.00            $ 10,954.00 Small Company Stocks
                                        $ 1.00             $ 2,285.00 Large Company Stocks
                                        $ 1.00                $ 61.00 Government Bonds
                                        $ 1.00                $ 18.00 Treasury Bills
                                        $ 1.00                $ 10.00 Inflation
                                      1/1/1925             12/31/2003

                  Small Caps        Large Caps        Government Bonds            Treasury Bills      Inflation
                      12.67%            10.42%                  5.41%                       3.70%          3.00%
         1925              1                 1                      1                           1              1
         1926       1.126652           1.10424                1.05405                       1.037           1.03
         1927     1.26934473       1.219345978            1.111021403                    1.075369         1.0609
         1928     1.43010978       1.346450602            1.171072109                 1.115157653       1.092727
         1929     1.61123604       1.486804613            1.234368557                 1.156418486     1.12550881
         1930     1.81530231       1.641789126            1.301086177                  1.19920597     1.15927407
         1931     2.04521398       1.812929224            1.371409885                 1.243576591      1.1940523
         1932     2.30424442       2.001908967            1.445534589                 1.289588925     1.22987387
         1933     2.59608158       2.210587958            1.523665734                 1.337303715     1.26677008
         1934     2.92488051       2.441019646            1.606019867                 1.386783953     1.30477318
         1935     3.29532247       2.695471534            1.692825241                 1.438094959     1.34391638
         1936     3.71268165       2.976447487            1.784322445                 1.491304472     1.38423387
         1937     4.18290021       3.286712373            1.880765073                 1.546482738     1.42576089
         1938     4.71267289       3.629319271            1.982420425                 1.603702599     1.46853371
         1939     5.30954233       4.007639511            2.089570249                 1.663039595     1.51258972
         1940     5.98200649       4.425395854            2.202511521                  1.72457206     1.55796742
         1941     6.73963957       4.886699118            2.321557269                 1.788381227     1.60470644
         1942     7.59322841       5.396088634             2.44703744                 1.854551332     1.65284763
         1943     8.55492597       5.958576913            2.579299813                 1.923169731     1.70243306
         1944     9.63842445       6.579698971            2.718710968                 1.994327011     1.75350605
         1945     10.8591502       7.265566791            2.865657296                 2.068117111     1.80611123
         1946     12.2344833       8.022929474            3.020546073                 2.144637444     1.86029457
         1947     13.7840051       8.859239642            3.183806588                 2.223989029     1.91610341
         1948     15.5297769       9.782726782            3.355891334                 2.306276623     1.97358651
         1949     17.4966542       10.80247822            3.537277261                 2.391608858     2.03279411
         1950     19.7126404       11.92852855            3.728467097                 2.480098386     2.09377793
         1951     22.2092857       13.17195837            3.929990743                 2.571862026     2.15659127
         1952     25.0221362       14.54500331            4.142406743                 2.667020921     2.22128901
         1953     28.1912398       16.06117445            4.366303827                 2.765700695     2.28792768
         1954     31.7617167       17.73539128            4.602302549                 2.868031621     2.35656551
         1955     35.7844016       19.58412846            4.851057002                 2.974148791     2.42726247
         1956     40.3165677       21.62557802            5.113256633                 3.084192296     2.50008035
         1957     45.4227416       23.87982827            5.389628154                 3.198307411     2.57508276
         1958     51.1756227       26.36906157            5.680937555                 3.316644786     2.65233524
         1959     57.6571176       29.11777254             5.98799223                 3.439360643      2.7319053
         1960     64.9595069       32.15300916             6.31164321                 3.566616986     2.81386245
         1961     73.1867583       35.50463883            6.652787526                 3.698581815     2.89827833
         1962     82.4560077       39.20564238            7.012370692                 3.835429342     2.98522668
         1963     92.8992259       43.29243854            7.391389328                 3.977340228     3.07478348
         1964     104.665099       47.80524234            7.790893921                 4.124501816     3.16702698
         1965     117.921143        52.7884608            8.211991737                 4.277108383     3.26203779
         1966     132.856091       58.29112995            8.655849891                 4.435361394     3.35989893
         1967     149.682581       64.36739734            9.123698577                 4.599469765     3.46069589
         1968     168.640179       71.07705484            9.616834485                 4.769650146     3.56451677
         1969     189.998795       78.48612703            10.13662439                 4.946127202     3.67145227
         1970     214.062523       86.66752091            10.68450894                 5.129133908     3.78159584
         1971     241.173969       95.70174329            11.26200665                 5.318911863     3.89504372
         1972     271.719135        105.677693             11.8707181                 5.515711602     4.01189503
         1973     306.132907       116.6935357            12.51233042                 5.719792931     4.13225188
         1974     344.905252       128.8576699            13.18862188                  5.93142527     4.25621944
         1975     388.588192       142.2897934            13.90146689                 6.150888004     4.38390602
         1976     437.803663       157.1220815            14.65284118                 6.378470861      4.5154232
         1977     493.252373       173.5004872            15.44482724                 6.614474283      4.6508859
         1978     555.723772        191.586178            16.27962015                 6.859209831     4.79041247
         1979       626.1073       211.5571212            17.15953362                 7.113000595     4.93412485
         1980     705.405041       233.6098356            18.08700641                 7.376181617     5.08214859
         1981     794.746001       257.9613248            19.06460911                 7.649100337     5.23461305
         1982     895.402171       284.8512133            20.09505123                 7.932117049     5.39165144
         1983     1008.80665       314.5441038            21.18118875                  8.22560538     5.55340098
         1984     1136.57403       347.3321812            22.32603201                 8.529952779     5.72000301
         1985      1280.5234       383.5380877            23.53275403                 8.845561032      5.8916031
         1986     1442.70425        423.518098            24.80469939                  9.17284679      6.0683512
         1987     1625.42563       467.6656245            26.14539339                 9.512242121     6.25040173
         1988     1831.28903       516.4150892            27.55855191                  9.86419508     6.43791379
         1989     2063.22545       570.2461981            29.04809164                  10.2291703      6.6310512
         1990     2324.53708       629.6886618            30.61814099                  10.6076496     6.82998273
         1991     2618.94435       695.3274079            32.27305151                 11.00013263     7.03488222
         1992     2950.63889       767.8083369            34.01740994                 11.40713754     7.24592868
         1993     3324.34321        847.844678            35.85605095                 11.82920163     7.46330654
         1994     3745.37793       936.2240072             37.7940705                 12.26688209     7.68720574
         1995     4219.73753       1033.815998            39.83684002                 12.72075673     7.91782191
         1996     4754.17573       1141.580977            41.99002122                 13.19142473     8.15535657
         1997      5356.3016       1260.579378            44.25958187                 13.67950744     8.40001727
         1998     6034.68791       1391.982173            46.65181227                 14.18564922     8.65201778
         1999      6798.9932       1537.082395            49.17334272                 14.71051824     8.91157832
         2000     7660.09929       1697.307863            51.83116189                 15.25480741     9.17892567
         2001     8630.26618       1874.235235            54.63263619                 15.81923529     9.45429344
         2002     9723.30665       2069.605516            57.58553018                 16.40454699     9.73792224
         2003     10954.7829       2285.341195            60.69802808                 17.01151523     10.0300599

                         Our Fund's Investment Objective

o     The Fund seeks to provide long-term growth of capital.

o The Advisor of the Fund, Conestoga Capital Advisors seeks to generate long-term investment returns favorable to the Russell 2000 and Russell 2000 Growth Indices, with lower risk.

               Fund Characteristics vs. Benchmarks (as of 9/30/05)




--------------------------------------------------------------------------------
                                                  Russell 2000     Russell 2000
                                 Conestoga Fund      Index         Growth Index
--------------------------------------------------------------------------------
    P/E Calendar ('05 Avg.)          22.72X          33.10X          31.46X
--------------------------------------------------------------------------------
   Mean Est. Earnings Growth         16.07%          15.30%          19.86%
--------------------------------------------------------------------------------
           PEG Ratio                  1.41            2.16            1.58
--------------------------------------------------------------------------------
              ROE                    23.29%          9.35%           10.62%
--------------------------------------------------------------------------------
      Weighted Avg. Mkt.           $ 1,209 mm      $ 1,036 mm       $ 1,063 mm
        Capitalization
--------------------------------------------------------------------------------
    Long-Term Debt/Capital            11%               28%               25%
--------------------------------------------------------------------------------
        Dividend Yield               0.89%            1.16%           0.48%
--------------------------------------------------------------------------------
        No. of Holdings                44              N/A             N/A
--------------------------------------------------------------------------------

                             Management of the Fund

      o Managing Partners William C. Martindale, Jr. and Robert M. Mitchell are the Fund's Portfolio Managers.

      o Conestoga Capital utilizes the same philosophy, style and process for the Fund as it uses for its small cap separately managed account product.

                          The Buy Decision for the Fund

Our belief is that earnings drive long-term equity values. In order for us to invest in a company, the company must:

      o Demonstrate the ability to generate annual earnings growth of at least 15% over the next 3-year period.

      o Have a strong management team whose interest is aligned with those of its shareholders. We typically look for management ownership of 10% or more.

      o Hold a strong market position, as well as the ability to translate that position into positive financial returns.

      o Generate significant cash flow and return on equity, typically, 15% or more.

      o Maintain a strong balance sheet and employ conservative accounting policies.

                         The Sell Decision for the Fund

We consider the sell decision to be very important in the generation of favorable returns and adhere strictly to our sell disciplines. We may reduce or eliminate a given holding when:

      o     A deterioration in the fundamentals of a company occurs.

      o     A holding underperforms the Russell 2000 Index by 25%.

      o A holding reaches a portfolio weighting two times its initial target weighting.

      o     A company's market capitalization reaches $2.5 billion.

      o     A stock simply becomes overvalued.

                         Conestoga Small Cap Fund Facts

      o     Ticker: CCASX

      o     Cusip: 207019100

      o     Inception Date: 10/01/2002

      o     No. of Holdings as of 9/30/05: 44

      o     Total Market Value as of 9/30/05: $10,613,038.48

                      Top Ten Fund Holdings (as of 9/30/05)


1.    Simpson Manufacturing Co.                       3.88%

2.    Raven Industries, Inc.                          3.63%

3.    TSX Group, Inc.                                 3.49%

4.    Computer Programs & Systems                     3.17%

5.    Techne Corp.                                    3.11%

6.    World Acceptance Corp.                          3.03%

7.    St. Mary Land & Exploration                     3.00%

8.    Avocent Corp.                                   2.98%

9.    Factset Research Systems, Inc.                  2.97%

10.   SCP Pool Corp.                                  2.95%

         Total                                       32.21%

Other Fund Holdings


Company Logos of Holdings of the Fund. [logos omitted]

St. Mary Land & Exploration Company
Techne Corporation
Trimble
Raven Industries
Avocent (The Power of Being There)
Simpson Manufacturing Company
Kensey Nash
CPSI - Clear director for healthcare information solutions
American Woodmark - America's First Choice In Cabinetry
SCP - the industry leader
TSX Group

Fund Performance vs. Benchmarks       (through 9/30/05; Fund inception 10/10/02)


--------------------------------------------------------------------------------
                         Trailing 3 Months   Trailing 12 Months  Since Inception
--------------------------------------------------------------------------------
Conestoga Small Cap Fund      2.93%               12.35%              19.74%
--------------------------------------------------------------------------------
Russell 2000 Index            4.69%               17.95%              24.12%
--------------------------------------------------------------------------------
Russell 2000 Growth Index     6.32%               17.97%              23.23%
--------------------------------------------------------------------------------

Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please read the Fund's prospectus which contains information about the Fund's investment objective, risks, and charges and expenses which an investor should consider before investing. For the Fund's daily NAV, list of additional holdings and total return as of the most recent month-end, and a copy of the Fund's prospectus please call 1-800-320-7790.

Fund Expense Ratio

         Management Fee                     1.20%
         Additional Expenses                0.15%
         12-b 1 Fee                         0.00%
         ----------------------------------------
         Total Fees                         1.35%

                              To Purchase the Fund


      o     The Fund's investment minimum = $2,500
               -     There is no minimum for subsequent investments

      o You may purchase shares of the Fund through a broker-dealer with whom the Fund's distributor has entered into a selling group agreement with ("an Authorized Dealer") or directly from the Fund.

      o The Fund is available and can be purchased through several mutual fund platforms.

More Fund Information


      o For more information on the Conestoga Small Cap Fund, please pick up a Prospectus and/or go to our website: www.conestogacapital.com and click on Conestoga Funds.

      o Or, ask a representative - they will be happy to help you with any questions about the Fund that you may have.

Disclosures and Additional Information

The Conestoga Small Cap Fund can be purchased fund direct or through American Century, Ameritas, Ameritrade, BNP Paribas, Crown Capital Securities, Edgewood Securities, Fidelity, First Clearing Corp., Fiserv, Janney Montgomery Scott, KMS Financial Services, M Holdings Securities, Penson, Pershing, or Sunguard platforms.

         Please contact Conestoga Capital Advisors for additional instructions. Conestoga Fund, Russell 2000, and Russell 2000 Growth characteristics generated by Factset analytical system. Multex Earnings Estimates interfaced with Factset. Performance is based upon closing NAV calculation on listed dates and represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of additional holdings, total return as of the most recent month-end and a copy of the Fund Prospectus, please visit www.conestogacapital.com or call 1-800-320-7790. The Prospectus contains information about the Fund's investment objective, risks and changes, and expenses which an investor should consider before investing.